Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands				3 Months Ended		12 Months Ended
	Apr. 15, 2025 shares	Apr. 01, 2025 shares	Dec. 19, 2024 shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) item shares	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) item	Apr. 14, 2025 shares	Dec. 18, 2024 shares	Jun. 07, 2024 shares	Jun. 06, 2024 shares
Basis of Presentation [Line Items]
Common stock, shares authorized | shares				58,251,629		58,251,629	58,251,629
Expected life of options (in years)					5 years 10 months 24 days	5 years 10 months 24 days	6 years 1 month 6 days
Expected dividend yield					0.00%	0.00%	0.00%
Impairment of long-lived assets						$ 0	$ 0
Depreciation and amortization				$ 24	$ 24	$ 95	$ 95
Cara Therapeutics, Inc.
Basis of Presentation [Line Items]
Reverse stock split ratio			0.083
Common stock, shares authorized | shares			16,666,667	16,666,667		16,666,667	8,333,333			200,000,000	200,000,000	100,000,000
Prepaid R&D expense				$ 5		$ 13	$ 7,245
Expected dividend yield					0.00%	0.00%	0.00%	0.00%
Impairment of long-lived assets						$ 4,274	$ 0	$ 0
Inventory write-down				0	$ 0	2,963
Unrecognized tax provisions						0	0
Unrecognized tax benefits, related interest and penalties						0	0	0
Depreciation and amortization				$ 0	$ 42	$ 192	$ 259	$ 248
Cara Therapeutics, Inc. | CSL Vifor and CKDP Agreements [Member] | License and milestone fees [Member]
Basis of Presentation [Line Items]
Number of performance obligations for revenue recognized | item						1	1	1
Cara Therapeutics, Inc. | Stock Options
Basis of Presentation [Line Items]
Expected life of options (in years)						6 years 3 months	6 years 3 months	6 years 3 months
Expected dividend yield						0.00%	0.00%	0.00%
Subsequent Event | Cara Therapeutics, Inc.
Basis of Presentation [Line Items]
Reverse stock split ratio	0.333	0.33
Common stock, shares authorized | shares	150,000,000	150,000,000							16,666,667
Fractional Shares Issued For Reverse Stock Split | shares	0	0